EARNINGS PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Earning Per shares [Abstract]
Net income attributable to equity holders of Credicorp	S/ 4,091,753	S/ 3,514,582	S/ 3,092,303
Number of stock
Ordinary stock, Note 17(a)	94,382,317	94,382,317	94,382,317
Less - beginning balance of treasury stock	(14,915,537)	(14,903,833)	(14,894,664)
Acquisition of treasury stock, net	S/ 3,088	S/ (8,778)	S/ (6,877)
Weighted average number of ordinary shares for basic earnings	79,469,868	79,469,706	79,480,776
Plus - dilution effect - stock awards	220,296	143,903	128,373
Weighted average number of ordinary shares adjusted for the effect of dilution	79,690,164	79,613,609	79,609,149
Basic earnings per share (in soles)	S/ 51.49	S/ 44.23	S/ 38.91
Diluted earnings per share (in soles)	S/ 51.35	S/ 44.15	S/ 38.84